S000044832 [Member] Investment Objectives and Goals - DoubleLine Flexible Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Flexible Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return and current income.